Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Distributions Paid [Table Text Block]
The following table lists the distributions paid to NRG during the year ended December 31, 2014:

	Fourth Quarter 2014	Third Quarter 2014	Second Quarter 2014	First Quarter 2014
Distributions per unit	$0.375	$0.365	$0.35	$0.33

Schedule of Dividends Paid [Table Text Block]
The following table lists the dividends paid on the Company's Class A common stock during the year ended December 31, 2014:

	Fourth Quarter 2014	Third Quarter 2014	Second Quarter 2014	First Quarter 2014
Dividends per share	$0.375	$0.365	$0.35	$0.33